Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Gross amount of unrecognized tax benefits at start of year	$ 8,566	$ 15,855	$ 13,643
Increase related to prior year tax positions	304	189	373
Decrease related to prior year tax positions	(36)	(3,861)
Increase related to current year tax positions	482		2,512
Settlements		(289)	(75)
Lapse of statute of limitations	(2,773)	(3,328)	(598)
Gross amount of unrecognized tax benefits at end of year	$ 6,543	$ 8,566	$ 15,855